T. ROWE PRICE Retirement 2045 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4 .4%
T. Rowe Price Funds:
New Income Fund  213,451 17,990 31,731 20,561,345 200,267
U.S. Treasury Long-Term Index
Fund  74,203 34,402 12,646 6,323,194 71,958
International Bond Fund (USD
Hedged)  76,305 1,671 12,337 6,555,870 66,739
Dynamic Global Bond Fund  58,420 1,221 13,970 4,723,609 47,425
Emerging Markets Bond Fund  26,198 890 17,759 1,086,617 12,116
High Yield Fund  31,704 1,217 24,114 1,603,400 10,631
Floating Rate Fund  13,405 411 13,147 159,637 1,526
Total Bond Mutual Funds (Cost $ 408,179 ) 410,662
EQUITY MUTUAL FUNDS 94 .8%
T. Rowe Price Funds:
Value Fund  1,450,534 173,431 197,138 43,476,631 1,899,059
Growth Stock Fund (2) 1,735,580 73,864 377,395 17,097,870 1,700,041
Equity Index 500 Fund  638,303 257,157 224,776 7,946,310 801,227
International Value Equity Fund  576,912 60,388 101,916 47,607,383 703,637
Overseas Stock Fund  603,480 36,151 113,428 54,964,518 683,209
International Stock Fund  568,469 41,461 84,629 31,330,198 676,419
Emerging Markets Stock Fund  372,625 5,593 101,128 7,023,062 397,716
Mid-Cap Growth Fund  335,285 28,028 51,296 3,326,090 384,097
Mid-Cap Value Fund  283,384 35,845 46,686 11,358,510 364,722
Small-Cap Stock Fund  195,547 24,584 37,484 3,819,521 259,918
New Horizons Fund (2) 259,878 32,324 66,711 2,977,691 247,029
Small-Cap Value Fund  168,700 16,741 29,228 4,045,823 234,375
Real Assets Fund  156,644 48,184 27,199 16,764,063 217,262
U.S. Large-Cap Core Fund  38,201 62,456 7,997 3,551,734 109,855
Emerging Markets Discovery
Stock Fund  4,035 79,026 3,885 6,044,597 94,235
Total Equity Mutual Funds (Cost $ 5,951,331 ) 8,772,801

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 119,877 435,467 482,187 73,157,145 73,157
Total Short-Term Investments (Cost $ 73,157 ) 73,157
Total Investments in Securities 100.0%
(Cost $6,432,667) $ 9,256,620
Other Assets Less Liabilities 0.0% 1,560
Net Assets 100.0% $ 9,258,180
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 324 MSCI EAFE Index contracts 3/21 (35,057) $ (1,068)
Short, 323 Russell 2000 E-Mini Index contracts 3/21 (35,517) (4,617)
Short, 211 S&P 500 E-Mini Index contracts 3/21 (40,187) (1,668)
Net payments (receipts) of variation margin to date 8,049
Variation margin receivable (payable) on open futures contracts $ 696

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 176 $ 1,754 $ 1,001
Emerging Markets Bond Fund (676) 2,787 786
Emerging Markets Discovery Stock Fund 1,586 15,059 591
Emerging Markets Stock Fund 26,482 120,626 4,614
Equity Index 500 Fund 46,966 130,543 12,015
Floating Rate Fund (341) 857 355
Growth Stock Fund 252,351 267,992 —
High Yield Fund 141 1,824 1,094
International Bond Fund (USD Hedged) 655 1,100 1,049
International Stock Fund 22,698 151,118 7,195
International Value Equity Fund 216 168,253 16,881
Mid-Cap Growth Fund 29,385 72,080 683
Mid-Cap Value Fund 11,793 92,179 5,585
New Horizons Fund 61,417 21,538 —
New Income Fund 2,663 557 4,239
Overseas Stock Fund 10,838 157,006 13,746
Real Assets Fund 2,300 39,633 4,198
Small-Cap Stock Fund 14,210 77,271 1,417
Small-Cap Value Fund 7,056 78,162 1,941
U.S. Large-Cap Core Fund 2,301 17,195 1,061
U.S. Treasury Long-Term Index Fund 13,656 (24,001) 1,033
Value Fund 72,581 472,232 27,154
U.S. Treasury Money Fund, 0.09% — — 78
Totals $ 578,454 # $ 1,865,765 $ 106,716 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $196,879 of the net realized gain
(loss).
+ Investment income comprised $106,716 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2045 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F159-054Q3 02/21